Leases - Schedule of Operating Lease Obligations (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Operating Lease Obligations [Abstract]
2025 (remaining six months)			¥ 431,928	$ 60,337
2026			543,288	75,893
2027			243,281	33,984
2028
2029
Total lease payments			1,218,497	170,214
Less: Interest			35,365	4,940
Present value of lease liabilities	¥ 1,183,132	$ 165,274	¥ 1,183,132	$ 165,274